Subsequent Events - Additional Information (Details) - USD ($)			4 Months Ended	12 Months Ended
	Apr. 22, 2026	Jan. 21, 2026	Apr. 30, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock				$ 279,347
Subsequent Event
Subsequent Event [Line Items]
Applicable grace period to regain compliance	180 days
Subsequent Event | Minimum
Subsequent Event [Line Items]
Closing bid price of common shares for last 30 consecutive business days	$ 1
Subsequent Event | Common Stock | B. Riley Principal Capital II, LLC
Subsequent Event [Line Items]
Issuance of common shares, shares			45,356
Proceeds from Issuance of Common Stock			$ 50,045
Subsequent Event | C/V A. Obelix
Subsequent Event [Line Items]
Payments to fund long-term loans to related parties		$ 2,525,000